Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Realized and unrealized gain and loss arising from significant foreign exchange variation	$ 78,170	$ 448,097	$ (89,152)
Adjustments to interest rate	1.00%	1.00%	1.00%
General increase or decrease of 100 basis points (1%) in interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	$ 149,723	$ 140,561	$ 102,489
Equity price risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	$ 427	$ 1,282	$ 3,600
Percentage of increase or decrease in price of equity securities	1.00%	1.00%	1.00%